Insurance (Guarantees Related to Annuity Contracts) (Details) - Variable Annuity Guarantees - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guaranteed Death Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 115,147	$ 111,719
Separate account value	109,792	106,759
Net amount at risk	$ 5,261	$ 6,837
Average attained age of contractholders	68 years	67 years
Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value	$ 67,110	$ 64,503
Separate account value	65,782	63,025
Net amount at risk	$ 2,642	$ 3,313
Average attained age of contractholders	68 years	67 years